Equity and Capital Management (Details) - Schedule of Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average number of shares diluted	8,389,750
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted			$ (0.11)	$ 0.10	$ 0.29
Weighted average number of shares diluted	4,194,875	(29,364,123)	4,194,875	(29,364,123)	(29,364,123)
Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average number of shares diluted	12,584,625
Pre-Reverse Split and Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average number of shares diluted		41,948,748
Post-Reverse Split and Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Weighted average number of shares diluted		12,584,625
Previously Reported [Member] | Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted	$ 18
Previously Reported [Member] | Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted	(6)	$ 0.02
Previously Reported [Member] | Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted	$ 12
Previously Reported [Member] | Pre-Reverse Split and Pre-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted		0.01
Previously Reported [Member] | Post-Reverse Split and Post-Stock Split [Member]
Condensed Income Statements, Captions [Line Items]
Earning per share diluted		$ 0.03